DISPOSITIONS	6 Months Ended
Jun. 30, 2026
Disposal Of Noncurrent Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)    Dispositions completed in the six months ended June 30, 2026
There were no significant dispositions during the six months ended June 30, 2026.
(b)    Dispositions completed in the six months ended June 30, 2025
Infrastructure services
Offshore oil services’ shuttle tanker operation
On January 16, 2025, the Corporation’s offshore oil services completed the sale of its shuttle tanker operation for consideration of $484 million, resulting in a net gain of $214 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on dispositions, net.